Offerings - Offering: 1	Aug. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.40 par value per share ("Ordinary Shares")
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	1.98
Maximum Aggregate Offering Price	$ 19,800,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,734.38
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this registration statement also covers such additional shares as may hereafter be offered or issued to prevent dilution resulting from stock splits, stock dividends, recapitalizations or certain other capital adjustments.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended. The price per share and aggregate offering price are based on the average of the high and low prices of the Ordinary Shares on July 31, 2026 as reported on the Nasdaq Capital Market.

Consists of 10,000,000 Ordinary Shares issuable to the Selling Shareholder pursuant to the terms of our issued and outstanding Senior Secured Convertible Promissory Note due March 23, 2027.